Schedule of Concentration of Risk (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	20.41%	21.83%	22.19%	11.46%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	39.09%		46.57%	47.48%
Customer A [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	42.86%	50.30%	48.93%	78.62%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	10.46%	12.27%	12.07%	11.26%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	14.62%		13.50%	0.00%
Customer B [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	43.39%	37.21%	38.29%	17.91%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	30.87%	34.10%	34.26%	54.47%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	53.71%		60.07%	47.48%
Customers [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	99.87%	99.16%	99.33%	99.68%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			0.00%	31.75%
Customer C [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	13.62%	11.65%	12.11%	3.15%